Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Investor Class
Shareholder Report [Line Items]
Fund Name	Capital Advisors Growth Fund
Class Name	Investor Class
Trading Symbol	CIAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Capital Advisors Growth Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://capadvfunds.com/pages/how-to-invest. You can also request this information by contacting us at 1-866-205-0523.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-205-0523
Additional Information Website	https://capadvfunds.com/pages/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Net Assets	$ 163,549,846
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$163,549,846
Number of Holdings	39
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*
Sector Breakdown (%)

Top 10 Issuers	(%)
NVIDIA Corp.	8.0%
Alphabet, Inc.	7.1%
Applied Materials, Inc.	6.8%
Apple, Inc.	6.0%
Amazon.com, Inc.	5.9%
JPMorgan Chase & Co.	5.7%
First American Government Obligations Fund	5.7%
Microsoft Corp.	4.6%
Palo Alto Networks, Inc.	3.5%
GE Vernova, Inc.	3.4%
[1]
Updated Prospectus Web Address	https://capadvfunds.com/pages/how-to-invest

[1]
*	Expressed as a percentage of net assets.